Financial Assets and Financial Liabilities - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Instruments [Line Items]
Dividends received	$ 105,000	$ 100,000	$ 96,000
Maximum borrowing capacity	275,334,000	$ 250,923,000
Unused portion of the credit lines	$ 182,000,000
Liquidity discount	30.00%	30.00%
Line Of Credit 1 [Member]
Disclosure Of Financial Instruments [Line Items]
Unused portion of the credit lines	$ 182,361,000	$ 144,478,000
Letters of Credit [Member]
Disclosure Of Financial Instruments [Line Items]
Unused portion of the credit lines	92,256,000	74,911,000
Open letters of credit [Member]
Disclosure Of Financial Instruments [Line Items]
Unused portion of the credit lines	22,426,000	37,559,000
Foreign currency forward contracts [Member]
Disclosure Of Financial Instruments [Line Items]
Outstanding forward contracts, notional amount	$ (9,400,000)	$ (18,900,000)